June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
          DREYFUS PREMIER LIMITED TERM INCOME FUND
                DREYFUS PREMIER BALANCED FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the eleventh paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General" generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.



                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
               DREYFUS DISCIPLINED STOCK FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the eighth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Fund Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
          DREYFUS PREMIER LARGE COMPANY STOCK FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the tenth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
           DREYFUS BASIC S&P 500 STOCK INDEX FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the eighth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
          DREYFUS PREMIER SMALL COMPANY STOCK FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the tenth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
            DREYFUS PREMIER SMALL CAP VALUE FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the tenth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
           DREYFUS PREMIER TAX MANAGED GROWTH FUND


      Supplement to Statement of Additional Information
                     Dated June 1, 1999


     The fee that the Distributor may pay to dealers, as described in the eighth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
              DREYFUS PREMIER MIDCAP STOCK FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the tenth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
               DREYFUS BOND MARKET INDEX FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the eighth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS, INC.
         DREYFUS DISCIPLINED INTERMEDIATE BOND FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1999


     The fee that the Distributor may pay to dealers, as described in the ninth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.